EQUITY (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ 115	$ 6	$ (685)	$ (167)
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	0	(5)	0	(5)
Net other comprehensive income (loss) before tax, currency translation adjustments	115	1	(685)	(172)
Income tax related to items of other comprehensive income (loss), currency translation adjustments	0	0	0	0
Net other comprehensive income (loss) after tax, currency translation adjustment	115	1	(685)	(172)
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	(83)	(13)	(73)	9
Gains on marketable securities, included in financial expenses - net	105	(2)	105	(3)
Net other comprehensive income (loss) before tax, available-for-sale-securities	22	(15)	32	6
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	8	0	7	0
Net other comprehensive income (loss) after tax, available-for-sale-securities	14	(15)	25	6
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	(84)	5	108	(7)
Loss on derivative financial instruments, included in net revenues	(15)	0	1	2
Net other comprehensive income (loss) before tax, cash flow hedges	(99)	5	109	(5)
Income tax related to items of other comprehensive income (loss), cash flow hedges	0	0	0	0
Net other comprehensive income (loss) after tax, cash flow hedges	(99)	5	109	(5)
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	0	0	0	5
Loss on defined benefit plans, included in various statement of income items	1	0	2	1
Net other comprehensive income (loss) before tax, defined benefit plan	(1)	0	(2)	(6)
Income tax related to items of other comprehensive income (loss), defined benefit plan	0	0	(2)	0
Net other comprehensive income (loss) after tax, defined benefit plan	(1)	0	(4)	(6)
Other comprehensive income (loss) before reclassifications	(52)	(2)	(650)	(160)
Amounts reclassified from accumulated other comprehensive loss before tax:
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	0	(5)	0	(5)
Gains on marketable securities, included in financial expenses - net	105	(2)	105	(3)
Loss on derivative financial instruments, included in net revenues	(15)	0	1	2
Loss on defined benefit plans, included in various statement of income items	1	0	2	1
Amounts reclassified from accumulated other comprehensive loss before tax	91	(7)	108	(5)
Net other comprehensive income (loss) before tax	39	(9)	(542)	(165)
Income tax related to items of other comprehensive income (loss)	(8)	0	(5)	0
Net other comprehensive income (loss) after tax	$ 31	$ (9)	$ (547)	$ (165)